Principal Accounting Policies - Contract Balances and Practical Expedients (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Revenue recognized included in beginning contract liability	¥ 24.8	¥ 32.1
Election of revenue recognition practical expedient, nondisclosure of transaction price allocation to remaining performance obligation	true
Election of revenue recognition practical expedient, financing component	true
Election of revenue recognition practical expedient, incremental cost of obtaining contract	true